Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee generally grants stock options to our executive officers, including our named executive officers, on an annual basis, typically during the first quarter of the fiscal year in connection with its annual review of executive compensation. Option grants may also be made on other dates, such as upon the hiring or promotion of an executive officer or in other circumstances the Compensation Committee considers appropriate. Annual option grants to our non-employee directors are generally, but not always, approved by the Board or the Compensation Committee at a Board meeting scheduled immediately after the Company’s annual meeting of stockholders.

The Board and the Compensation Committee take material nonpublic information into account when determining the timing and terms of stock option awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false